Summary of Significant Accounting Policies (Details Narrative) (PREMA LIFE PTY. LTD) (10-K) - PREMA LIFE PTY. LTD. [Member]	6 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Foreign exchange rates	1.00		1.00
Impairment of long-lived assets